UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA HIGH-YIELD OPPORTUNITIES FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009

[LOGO OF USAA]
   USAA(R)

                      [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

 ========================================

    SEMIANNUAL REPORT
    USAA HIGH-YIELD OPPORTUNITIES FUND
    FUND SHARES o INSTITUTIONAL SHARES
    JANUARY 31, 2009

 ========================================

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

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FUND OBJECTIVE

PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.
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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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PRESIDENT'S
MESSAGE                                                                       2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        35

    Financial Statements                                                     39

    Notes to Financial Statements                                            42

EXPENSE EXAMPLE                                                              59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(c)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."
--------------------------------------------------------------------------------

FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA HIGH-YIELD OPPORTUNITIES FUND

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corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund.
o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY
ON THE FUND

--------------------------------------------------------------------------------
[PHOTO OF MATTHEW FREUND]                         [PHOTO OF JULIANNE BASS]
    MATTHEW FREUND, CFA                               JULIANNE BASS, CFA
    USAA Investment                                   USAA Investment
    Management Company                                Management Company
--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM?

  The USAA High-Yield Opportunities Fund Shares returned -21.90% for the six-month period ended January 31, 2009. This compares to returns of -23.21% for the Lipper High Current Yield Bond Funds Index and -19.85% for the Credit Suisse (CS) High Yield Index. Over the same period, the Fund Shares outperformed the S&P 500 Index, which returned -33.96%, and underperformed the Citigroup 10-year U.S. Treasury Index, which returned 11.83%.

  Since its August 2, 1999, inception, your Fund Shares have had an average annual total return of 2.67%, compared to a 0.57%* average annual return for the Lipper High Current Yield Bond Funds Index.

  *Index performance data is from July 31, 1999, while the Fund Shares' inception date is August 2, 1999. There might be a slight variation in the performance numbers because of this difference.

  The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond Index(SM); it measures the performance of the most recently auctioned Treasury issues with 10 years to maturity. The USBIG is an unmanaged, market-capitalization-weighted index and includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in Treasuries.

  Refer to page 10 for definitions of the Lipper High Current Yield Bond Funds Index and the CS High Yield Index.

  Past performance is no guarantee of future results.

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4  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

  High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. As such, long-term total returns generally should fall between these two asset classes. This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage.

                             o COMPARATIVE RETURNS o

                         [CHART OF COMPARATIVE RETURNS]

                    USAA HIGH-YIELD
                  OPPORTUNITIES FUND                             CITIGROUP 10-YEAR
                       SHARES               S&P 500 INDEX       U.S. TREASURY INDEX
                  ------------------        -------------       -------------------
 7/31/2008                  -                        0                      0
  8/1/2008                  -                 -00.5576                00.1975
  8/4/2008            -00.130                 -01.4476                00.0421
  8/5/2008                  -                  01.3925               -00.2133
  8/6/2008                  -                  01.7789               -00.5307
  8/7/2008             00.130                 -00.0367                00.5415
  8/8/2008             00.130                  02.3520                00.3671
 8/11/2008             00.130                  03.0876               -00.0122
 8/12/2008             00.260                  01.8501                00.6982
 8/13/2008             00.130                  01.5862                00.4568
 8/14/2008             00.391                  02.1509                00.8862
 8/15/2008             00.521                  02.5795                01.1936
 8/18/2008             00.391                  01.0378                01.5221
 8/19/2008             00.130                  00.1054                01.3607
 8/20/2008             00.130                  00.7326                01.7371
 8/21/2008                  -                  00.9905                01.4277
 8/22/2008                  -                  02.1467                01.2033
 8/25/2008                  -                  00.1426                01.8677
 8/26/2008                  -                  00.5128                01.9392
 8/27/2008             00.104                  01.3326                02.0187
 8/28/2008             00.104                  02.8529                01.8533
 8/29/2008             00.235                  01.4465                01.7729
  9/1/2008             00.235                  01.4465                01.7838
  9/2/2008             00.366                  01.0347                02.3417
  9/3/2008             00.235                  00.8803                02.7437
  9/4/2008             00.366                 -02.1359                03.2077
  9/5/2008             00.366                 -01.6983                03.0775
  9/8/2008             00.497                  00.3343                03.0631
  9/9/2008             00.497                 -03.0906                03.6681
 9/10/2008             00.366                 -02.4894                03.2729
 9/11/2008             00.104                 -01.1116                03.4398
 9/12/2008            -00.028                 -00.9005                02.5595
 9/15/2008            -00.552                 -05.5709                04.6555
 9/16/2008            -01.338                 -03.9170                04.6034
 9/17/2008            -01.731                 -08.4436                05.3494
 9/18/2008            -02.255                 -04.4453                05.1883
 9/19/2008            -01.862                 -00.5993                02.2605
 9/22/2008            -01.993                 -04.3953                01.8871
 9/23/2008            -02.517                 -05.8883                01.7419
 9/24/2008            -02.910                 -06.0734                02.3779
 9/25/2008            -03.827                 -04.2271                01.6536
 9/26/2008            -04.887                 -03.9023                01.8835
 9/29/2008            -05.547                 -12.3447                03.5575
 9/30/2008            -06.734                 -07.5932                01.9900
 10/1/2008            -07.262                 -07.9989                02.4540
 10/2/2008            -08.713                 -11.6907                03.4651
 10/3/2008            -09.636                 -12.8816                03.4600
 10/6/2008            -10.692                 -16.2361                05.3679
 10/7/2008            -11.483                 -21.0426                04.6757
 10/8/2008            -12.802                 -21.8950                02.9992
 10/9/2008            -13.858                 -27.8434                01.9468
10/10/2008            -15.836                 -28.6852                01.5666
10/13/2008            -15.704                 -20.4263                01.5993
10/14/2008            -15.045                 -20.8490                00.4859
10/15/2008            -16.232                 -27.9930                00.5748
10/16/2008            -17.287                 -24.9300                01.1948
10/17/2008            -18.475                 -25.3950                01.1896
10/20/2008            -18.211                 -21.8375                01.6604
10/21/2008            -18.079                 -24.2442                03.1715
10/22/2008            -18.079                 -28.8510                03.8856
10/23/2008            -18.343                 -27.9499                04.5836
10/24/2008            -19.002                 -30.4361                03.2352
10/27/2008            -19.530                 -32.6457                03.0177
10/28/2008            -19.662                 -25.3791                02.2164
10/29/2008            -19.435                 -26.1948                01.8982
10/30/2008            -19.435                 -24.2767                01.3310
10/31/2008            -19.169                 -23.1127                01.1238
 11/3/2008            -19.302                 -23.3063                01.6565
 11/4/2008            -18.903                 -20.1747                02.8386
 11/5/2008            -18.770                 -24.3339                03.4126
 11/6/2008            -19.036                 -28.1169                03.2985
 11/7/2008            -19.302                 -26.0171                02.7462
11/10/2008            -19.435                 -26.9437                02.9199
11/11/2008            -19.435                 -28.5534                02.9307
11/12/2008            -19.967                 -32.2303                03.6918
11/13/2008            -20.498                 -27.5307                03.2005
11/14/2008            -20.897                 -30.5401                03.8175
11/17/2008            -21.695                 -32.3302                04.2773
11/18/2008            -22.758                 -31.6512                05.5494
11/19/2008            -23.423                 -35.8241                06.6485
11/20/2008            -24.487                 -40.1289                08.7898
11/21/2008            -25.550                 -36.3287                08.5116
11/24/2008            -25.949                 -32.2062                07.0859
11/25/2008            -25.800                 -31.7517                09.1272
11/26/2008            -25.666                 -29.3135                09.8522
11/27/2008            -25.666                 -29.3135                09.8631
11/28/2008            -25.800                 -28.6297                10.3598
 12/1/2008            -25.800                 -34.9982                12.4645
 12/2/2008            -25.934                 -32.3971                12.6998
 12/3/2008            -25.934                 -30.6136                12.8723
 12/4/2008            -26.068                 -32.6442                13.8970
 12/5/2008            -26.738                 -30.1843                13.1183
 12/8/2008            -26.738                 -27.4917                12.3300
 12/9/2008            -26.604                 -29.1658                12.9363
12/10/2008            -26.738                 -28.3159                12.8182
12/11/2008            -27.140                 -30.3415                13.1823
12/12/2008            -27.675                 -29.8513                13.7732
12/15/2008            -27.943                 -30.7379                14.3040
12/16/2008            -28.211                 -27.1804                15.9088
12/17/2008            -27.943                 -27.8753                17.6106
12/18/2008            -27.460                 -29.3988                18.7960
12/19/2008            -27.189                 -29.1902                18.2111
12/22/2008            -27.054                 -30.4795                18.2277
12/23/2008            -26.918                 -31.1416                18.0126
12/24/2008            -26.648                 -30.7109                17.7172
12/25/2008            -26.648                 -30.7109                17.7172
12/26/2008            -26.242                 -30.3402                18.3023
12/29/2008            -25.971                 -30.5870                18.6888
12/30/2008            -25.294                 -28.8793                18.7634
12/31/2008            -24.888                 -27.8703                17.4055
  1/1/2009            -24.888                 -27.8703                17.4055
  1/2/2009            -24.753                 -25.5773                15.5431
  1/5/2009            -24.212                 -25.9228                14.9146
  1/6/2009            -22.994                 -25.3440                14.7480
  1/7/2009            -22.317                 -27.5426                14.8875
  1/8/2009            -22.317                 -27.2932                15.3330
  1/9/2009            -22.046                 -28.8415                15.7147
 1/12/2009            -21.640                 -30.4471                16.6804
 1/13/2009            -21.640                 -30.3201                16.7879
 1/14/2009            -22.046                 -32.6453                17.6354
 1/15/2009            -22.182                 -32.5534                17.7264
 1/16/2009            -22.046                 -32.0431                16.7231
 1/19/2009            -22.046                 -32.0431                16.7551
 1/20/2009            -22.046                 -35.6316                16.3958
 1/21/2009            -22.452                 -32.8171                14.6835
 1/22/2009            -22.452                 -33.8342                14.0820
 1/23/2009            -22.588                 -33.4779                13.8031
 1/26/2009            -22.588                 -33.1080                13.6414
 1/27/2009            -22.588                 -32.3775                14.7795
 1/28/2009            -22.105                 -30.0995                13.4701
 1/29/2009            -22.105                 -32.4097                12.0473
 1/30/2009            -21.901                 -33.9599                11.8275

    Source: Bloomberg L.P.

                                   [END CHART]

O WHAT WERE THE RELEVANT MARKET CONDITIONS?

  The high-yield market was relatively calm at the beginning of the period as investors came to grips with poor technicals (banks were working through a large inventory of unsold high-yield bonds, which they could not bring to market as quickly as planned). In September, events quickly deteriorated as the subprime credit crunch, initially limited to the United States, grew into a global financial dislocation. A series of shocks throughout the fall -- including, among others, the

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  U.S. government takeover of Freddie Mac and Fannie Mae, the failure of Lehman Brothers, the government bailout of American International Group, Inc., and the forced mergers of Washington Mutual and Wachovia -- raised fears about the solvency of even the strongest financial institutions in the United States and around the globe.

  Market volatility increased to historic levels as investors questioned the safety of all securities, including those with the highest credit ratings. This broad-based flight to safety affected every sector of the taxable bond market, which underperformed ultra-safe U.S. Treasuries. In general, the riskier the asset class, the lower the total return. As the comparative returns graph (previous page) depicts, stocks and high-yield bonds particularly were hard hit. Bankruptcies and defaults rose as companies found it harder to meet capital needs. Surprisingly, as of the date of this commentary, defaults remain at historically low levels.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  Credit analysis was not rewarded as the flight to safety forced other investors to sell bonds regardless of their investment merits. The old adage rang true: In a panic investors sell what they can, not what they should. We continued to rely on our disciplined research process and did not sell what we considered to be good values. At the same time, we cautiously purchased at deep discounts new securities that we believed have the potential to outperform once the crisis ends.

  Our strategy was to position the portfolio in sectors with attractive returns and reasonable margins of safety. We never wavered in our belief that investors should be compensated adequately for taking on risk. As a result, we avoided highly leveraged and untested structures, which many others in the market owned. Unfortunately, our "defensive" positioning in the historically stable financials sector (primarily among banks and insurance companies) was not advantageous, because these companies underperformed.

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6  | USAA HIGH-YIELD OPPORTUNITIES FUND

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O WHAT IS THE OUTLOOK?

  Defaults are likely to increase as a result of the worsening economy and the frozen credit markets. However, based on prices at the end of the period, the market already has anticipated many of these defaults, and yields look attractive on a risk-adjusted basis. No one can predict when the financial markets will stabilize but, as of the writing of this commentary, we firmly believe we are closer to the end of the turmoil than the beginning. History shows that when the credit markets recover, the ensuing rallies can be quick and substantial. Timing the market's turn is very difficult, but staying on the sidelines will limit long-term returns.

  In the months ahead, investors should remain disciplined and hold diversified portfolios through all market conditions. High-yield securities may help in these diversification efforts. We believe that over the long term the high-yield market has the opportunity to provide a total return greater than high-quality bonds (with less interest-rate sensitivity) and lower than the broad equity markets (with more predictability and higher current income).

Non-investment-grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND SHARES
(Symbol: USHYX)

--------------------------------------------------------------------------------
                                              1/31/09                7/31/08
--------------------------------------------------------------------------------
Net Assets                                $580.5 Million         $705.4 Million
Net Asset Value Per Share                     $5.70                   $7.68

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/09
--------------------------------------------------------------------------------
7/31/08 TO 1/31/09*        1 YEAR         5 YEARS        SINCE INCEPTION 8/02/99
      -21.90%              -23.70%         -1.31%                  2.67%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
                                      0.94%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA HIGH-YIELD OPPORTUNITIES FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                              USAA HIGH-YIELD            LIPPER HIGH CURRENT
                 CS HIGH YIELD INDEX     OPPORTUNITIES FUND SHARES     YIELD BOND FUNDS INDEX
                 -------------------     -------------------------     ----------------------
07/31/99              $10,000.00                $10,000.00                  $10,000.00
08/31/99                9,911.00                 10,088.81                    9,898.54
09/30/99                9,834.69                 10,114.01                    9,821.40
10/31/99                9,786.50                 10,166.71                    9,793.07
11/30/99                9,919.59                 10,396.53                    9,965.61
12/31/99               10,039.62                 10,519.82                   10,085.58
01/31/00                9,999.46                 10,516.84                   10,036.01
02/29/00               10,061.46                 10,659.16                   10,107.21
03/31/00                9,910.54                 10,511.17                    9,932.23
04/30/00                9,895.67                 10,614.37                    9,888.91
05/31/00                9,737.34                 10,513.67                    9,712.87
06/30/00                9,955.45                 10,765.76                    9,892.66
07/31/00               10,049.04                 10,779.59                    9,910.39
08/31/00               10,116.36                 10,836.12                    9,962.20
09/30/00               10,023.29                 10,736.58                    9,815.60
10/31/00                9,711.57                 10,411.45                    9,480.12
11/30/00                9,328.93                 10,026.74                    8,950.88
12/31/00                9,516.45                 10,313.78                    9,106.15
01/31/01               10,086.48                 11,121.40                    9,710.33
02/28/01               10,188.35                 11,187.28                    9,741.03
03/31/01                9,985.61                 10,840.77                    9,417.86
04/30/01                9,881.76                 10,767.02                    9,294.39
05/31/01               10,079.39                 11,026.99                    9,394.90
06/30/01                9,923.16                 10,898.84                    9,118.24
07/31/01               10,029.34                 11,068.34                    9,171.67
08/31/01               10,169.75                 11,189.75                    9,212.32
09/30/01                9,528.04                 10,502.05                    8,561.83
10/31/01                9,745.28                 10,852.31                    8,757.67
11/30/01               10,060.05                 11,248.54                    9,035.83
12/31/01               10,066.09                 11,121.70                    9,011.42
01/31/02               10,159.70                 11,069.25                    9,033.11
02/28/02               10,087.57                 10,756.10                    8,873.48
03/31/02               10,318.57                 11,044.46                    9,049.10
04/30/02               10,482.64                 10,873.54                    9,143.72
05/31/02               10,445.95                 10,780.36                    9,051.96
06/30/02               10,081.38                 10,229.56                    8,542.32
07/31/02                9,793.06                  9,883.93                    8,262.30
08/31/02                9,920.37                 10,085.32                    8,404.55
09/30/02                9,798.35                 10,071.43                    8,287.61
10/31/02                9,738.58                  9,916.19                    8,235.17
11/30/02               10,253.75                 10,486.44                    8,709.89
12/31/02               10,378.84                 10,603.70                    8,794.52
01/31/03               10,661.15                 10,859.90                    8,989.01
02/28/03               10,818.93                 10,940.45                    9,109.47
03/31/03               11,095.90                 11,172.03                    9,336.87
04/30/03               11,661.79                 11,774.18                    9,795.28
05/31/03               11,830.88                 12,003.33                    9,911.78
06/30/03               12,176.34                 12,310.53                   10,178.84
07/31/03               12,077.72                 12,241.45                   10,100.37
08/31/03               12,212.99                 12,381.11                   10,236.00
09/30/03               12,546.40                 12,721.72                   10,484.55
10/31/03               12,802.35                 12,953.90                   10,719.81
11/30/03               12,977.74                 13,109.53                   10,844.01
12/31/03               13,277.53                 13,415.73                   11,112.49
01/31/04               13,535.11                 13,719.97                   11,290.81
02/29/04               13,541.88                 13,681.32                   11,268.73
03/31/04               13,632.61                 13,756.48                   11,311.71
04/30/04               13,613.52                 13,710.74                   11,286.02
05/31/04               13,398.43                 13,506.69                   11,111.62
06/30/04               13,606.10                 13,669.35                   11,267.08
07/31/04               13,780.26                 13,763.99                   11,356.89
08/31/04               14,004.88                 13,993.05                   11,542.23
09/30/04               14,217.75                 14,189.15                   11,702.44
10/31/04               14,462.30                 14,419.49                   11,910.64
11/30/04               14,645.97                 14,601.39                   12,079.70
12/31/04               14,865.66                 14,834.21                   12,261.89
01/31/05               14,862.69                 14,804.54                   12,231.69
02/28/05               15,058.87                 14,988.23                   12,418.61
03/31/05               14,698.97                 14,704.38                   12,089.21
04/30/05               14,553.45                 14,590.85                   11,947.96
05/31/05               14,732.46                 14,742.51                   12,139.42
06/30/05               14,978.49                 14,985.29                   12,334.76
07/31/05               15,183.69                 15,189.99                   12,526.31
08/31/05               15,262.04                 15,328.33                   12,585.82
09/30/05               15,114.61                 15,177.03                   12,504.10
10/31/05               14,972.43                 15,051.14                   12,401.02
11/30/05               15,075.08                 15,158.29                   12,514.01
12/31/05               15,200.88                 15,324.31                   12,629.43
01/31/06               15,396.32                 15,514.95                   12,792.31
02/28/06               15,550.28                 15,656.42                   12,899.55
03/31/06               15,670.02                 15,724.80                   12,952.31
04/30/06               15,775.01                 15,809.95                   13,026.95
05/31/06               15,817.60                 15,811.77                   12,998.47
06/30/06               15,729.02                 15,738.99                   12,925.94
07/31/06               15,864.29                 15,886.47                   13,024.58
08/31/06               16,084.80                 16,151.48                   13,201.97
09/30/06               16,285.86                 16,350.91                   13,347.91
10/31/06               16,510.61                 16,588.97                   13,540.84
11/30/06               16,811.10                 16,841.64                   13,774.63
12/31/06               17,011.15                 17,010.11                   13,913.58
01/31/07               17,206.78                 17,162.59                   14,062.62
02/28/07               17,473.49                 17,417.12                   14,244.98
03/31/07               17,524.16                 17,459.62                   14,290.27
04/30/07               17,773.00                 17,696.14                   14,487.61
05/31/07               17,911.63                 17,799.55                   14,611.08
06/30/07               17,639.37                 17,589.91                   14,373.69
07/31/07               17,085.50                 17,136.47                   13,907.72
08/31/07               17,263.19                 17,295.26                   14,041.84
09/30/07               17,648.16                 17,594.71                   14,380.29
10/31/07               17,785.81                 17,664.81                   14,504.13
11/30/07               17,455.00                 17,267.73                   14,195.84
12/31/07               17,463.72                 17,226.23                   14,209.81
01/31/08               17,187.80                 16,832.95                   13,920.26
02/29/08               16,998.73                 16,647.39                   13,732.74
03/31/08               16,959.63                 16,541.53                   13,711.93
04/30/08               17,626.15                 16,944.40                   14,225.84
05/31/08               17,693.13                 17,068.41                   14,299.19
06/30/08               17,266.96                 16,668.61                   13,922.84
07/31/08               17,034.24                 16,445.37                   13,742.23
08/31/08               17,081.03                 16,484.56                   13,761.35
09/30/08               15,879.12                 15,344.82                   12,733.95
10/31/08               13,363.19                 13,316.20                   10,681.41
11/30/08               12,210.32                 12,232.49                    9,766.70
12/31/08               12,894.73                 12,387.26                   10,111.14
01/31/09               13,652.22                 12,843.56                   10,552.32

                                   [END CHART]

    *Data from 7/31/99 to 1/31/09.

    See next page for benchmark definitions.

*The performance of the CS High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 1999, while the Fund Shares' inception date is August 2, 1999. There may be a slight variation of the performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund Shares to the following benchmarks:

o The Credit Suisse (CS) High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

================================================================================

10  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

USAA HIGH-YIELD OPPORTUNITIES FUND
INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                    1/31/09
--------------------------------------------------------------------------------
Net Assets                                                      $14.9 Million
Net Asset Value Per Share                                            $5.70

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/09
--------------------------------------------------------------------------------
                            Since Inception 8/01/08**
                                     -21.90%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
Before Reimbursement 0.66%                           After Reimbursement 0.65%

*The USAA High-Yield Opportunities Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2008. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.65%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.65%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE INSTITUTIONAL SHARES' ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2009, WHICH WAS 0.63% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      USAA HIGH-YIELD OPPORTUNITIES      LIPPER HIGH CURRENT
              CS HIGH YIELD INDEX       FUND INSTITUTIONAL SHARES       YIELD BOND FUNDS INDEX
              -------------------     -----------------------------     ----------------------
07/31/08          $10,000.00                   $10,000.00                     $10,000.00
08/31/08           10,027.47                    10,026.02                      10,013.91
09/30/08            9,321.88                     9,335.20                       9,266.29
10/31/08            7,844.90                     8,103.33                       7,772.69
11/30/08            7,168.10                     7,445.43                       7,107.07
12/31/08            7,569.89                     7,543.33                       7,357.71
01/31/09            8,014.57                     7,823.87                       7,678.75

                                   [END CHART]

    *Data from 7/31/08 to 1/31/09.

    See page 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund Institutional Shares to the benchmarks.

*The performance of the CS High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                          TOP 10 HOLDINGS
                           AS OF 1/31/09
                  (% of Net Assets of the Fund)

                                         COUPON RATE %        % OF NET ASSETS
                                         ------------------------------------
Leucadia National Corp.                     8.65%                   1.5%
Kansas City Southern de
   Mexico, S.A. de C.V.                     9.38%                   1.3%
Ford Motor Credit Co., LLC                  5.54%                   1.3%
PXRE Capital Trust I                        8.85%                   1.1%
Charter Communications
   Operating LLC                            8.00%                   1.0%
MGM Mirage                                 13.00%                   0.9%
Texas Competitive Electric
   Holding Co., LLC                        10.25%                   0.9%
Sprint Capital Corp.                        8.38%                   0.8%
Intelsat Bermuda Ltd.                      11.25%                   0.8%
SunGard Data Systems, Inc.                 10.25%                   0.8%

You will find a complete list of securities that the Fund owns on pages 15-34.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                    O SECTOR ASSET ALLOCATION -- 1/31/2009 O

                         [PIE CHART OF ASSET ALLOCATION]

Financials                                                                27.2%
Consumer Discretionary                                                    17.3%
Industrials                                                                8.7%
Utilities                                                                  7.9%
Energy                                                                     7.7%
Health Care                                                                7.5%
Telecommunication Services                                                 7.0%
Consumer Staples                                                           4.7%
Materials                                                                  4.0%
Information Technology                                                     3.1%
Money Market Instruments                                                   2.2%
Municipal Bonds                                                            0.8%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (74.4%)

            CONSUMER DISCRETIONARY (15.4%)
            ------------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (1.6%)
$    2,250  Hanesbrands, Inc.                                    5.70%(a)  12/15/2014      $  1,721
     1,000  Jostens IH Corp.                                     7.63      10/01/2012           915
     3,750  Kellwood Co.                                         7.88       7/15/2009         2,475
     3,000  Kellwood Co.                                         7.63      10/15/2017           225
     3,000  Levi Strauss & Co.                                   9.75       1/15/2015         2,483
       600  Oxford Industries, Inc.                              8.88       6/01/2011           456
     2,000  Quiksilver, Inc.                                     6.88       4/15/2015         1,120
                                                                                           --------
                                                                                              9,395
                                                                                           --------
            AUTO PARTS & EQUIPMENT (0.6%)
     2,000  Arvinmeritor, Inc.                                   8.13       9/15/2015           840
     1,000  Metaldyne Co., LLC(b)                                5.13       1/11/2014           279
     1,029  Tenneco Automotive, Inc.                            10.25       7/15/2013           710
       200  Tenneco Automotive, Inc.                             8.63      11/15/2014            63
       500  Tenneco Automotive, Inc.                             8.13      11/15/2015           174
     2,000  Titan International, Inc.                            8.00       1/15/2012         1,690
                                                                                           --------
                                                                                              3,756
                                                                                           --------
            BROADCASTING (5.0%)
     3,000  Canwest Mediaworks LP(c)                             9.25       8/01/2015           525
     2,000  CCH I Holdings, LLC(f)                              13.50       1/15/2014            80
     2,500  CCH I, LLC(f)                                       11.00      10/01/2015           434
     2,928  CCH II, LLC(c),(f)                                  10.25      10/01/2013         1,508
     3,000  CCO Holdings, LLC                                    8.75      11/15/2013         2,228
     7,000  Charter Communications Operating LLC(c)              8.00       4/30/2012         5,985
     3,000  Clear Channel Communications, Inc.                   4.25       5/15/2009         2,775
     3,000  CSC Holdings, Inc.                                   7.63       4/01/2011         2,985
       500  CSC Holdings, Inc.                                   8.50       4/15/2014           495
     2,000  EchoStar DBS Corp.                                   7.13       2/01/2016         1,875
     3,000  LBI Media, Inc.(c)                                   8.50       8/01/2017         1,080
     2,000  Liberty Media Corp.                                  5.70       5/15/2013         1,498
     5,000  Mediacom Broadband, LLC                              8.50      10/15/2015         4,294
     1,000  Mediacom, LLC                                        7.88       2/15/2011           890

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
$      993  Telesat Canada, Inc.(b)                              4.18%      9/01/2014      $    805
     4,000  Univision Communications, Inc.(b)                    5.75       9/29/2014         2,133
                                                                                           --------
                                                                                             29,590
                                                                                           --------
            CASINOS & GAMING (4.1%)
     3,000  Harrah's Operating Co., Inc.                         5.50       7/01/2010         1,620
     2,753  Harrah's Operating Co., Inc.(c)                     10.75       2/01/2016           695
     3,980  Harrah's Operating Co., Inc.(b)                      5.81       1/28/2015         2,488
       172  Harrah's Operating Co., Inc.(c)                     10.00      12/15/2018            63
     4,200  Inn of the Mountain Gods                            12.00      11/15/2010           903
     4,000  Jacobs Entertainment, Inc.                           9.75       6/15/2014         2,120
     2,000  MGM Mirage(b)                                        4.19      10/03/2011         1,306
     1,030  MGM Mirage                                           6.75       9/01/2012           618
     6,000  MGM Mirage(c)                                       13.00      11/15/2013         5,445
     1,000  MGM Mirage                                           6.63       7/15/2015           564
     3,734  Pokagon Gaming Auth.(c)                             10.38       6/15/2014         3,323
     2,000  Shingle Springs Tribal Gaming Auth.(c)               9.38       6/15/2015         1,290
     3,000  Snoqualmie Entertainment Auth.(c)                    6.88(a)    2/01/2014         1,868
     1,000  Snoqualmie Entertainment Auth.(c)                    9.13       2/01/2015           620
     2,000  Turning Stone Resort Casino(c)                       9.13       9/15/2014         1,350
                                                                                           --------
                                                                                             24,273
                                                                                           --------
            CATALOG RETAIL (0.1%)
     1,500  Harry & David Operations Corp.                       9.00       3/01/2013           472
                                                                                           --------
            DISTRIBUTORS (0.3%)
     3,000  KAR Holdings, Inc.                                   8.75       5/01/2014         1,328
       957  KAR Holdings, Inc. (Adesa, Inc.)(b)                  3.71      10/18/2013           657
                                                                                           --------
                                                                                              1,985
                                                                                           --------
            HOME FURNISHINGS (0.1%)
       500  Interface, Inc.                                     10.38       2/01/2010           497
     2,000  Simmons Co.(f)                                       7.88       1/15/2014           390
                                                                                           --------
                                                                                                887
                                                                                           --------
            HOMEBUILDING (0.6%)
     1,000  Centex Corp.                                         4.55      11/01/2010           890
     2,000  D. R. Horton, Inc.                                   5.63       1/15/2016         1,440
     2,000  Pulte Homes, Inc.                                    5.25       1/15/2014         1,620
                                                                                           --------
                                                                                              3,950
                                                                                           --------
            HOUSEHOLD APPLIANCES (0.2%)
     2,000  Stanley Works Capital Trust I                        5.90      12/01/2045           992
                                                                                           --------
            HOUSEWARES & SPECIALTIES (0.1%)
       500  Jarden Corp.                                         7.50       5/01/2017           363
                                                                                           --------

================================================================================

16  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            LEISURE FACILITIES (0.6%)
$    1,350  Six Flags Operations, Inc.(c)                       12.25%      7/15/2016      $    810
     4,475  Town Sports International Holdings, Inc.,
              11.00%, 2/01/2009                                 10.23(d)    2/01/2014         2,707
                                                                                           --------
                                                                                              3,517
                                                                                           --------
            LEISURE PRODUCTS (0.1%)
     1,000  Riddell Bell Holdings, Inc.                          8.38      10/01/2012           725
                                                                                           --------
            MOVIES & ENTERTAINMENT (0.4%)
     2,500  Cinemark, Inc., 9.75%, 3/15/2009                     8.92(d)    3/15/2014         2,253
                                                                                           --------
            PUBLISHING (0.8%)
     3,000  American Media Operations, Inc.(e)                  10.25       5/01/2009           304
       145  American Media Operations, Inc.                     10.25       5/01/2009            15
     1,000  Idearc, Inc.(b),(g)                                  4.29      11/17/2014           348
     1,000  Idearc, Inc.                                         8.00      11/15/2016            44
     2,000  Network Communications, Inc.                        10.75      12/01/2013           570
     2,000  Quebecor Media, Inc.                                 7.75       3/15/2016         1,580
     4,412  R.H. Donnelley, Inc.(c)                             11.75       5/15/2015         1,345
     4,000  Readers Digest Association, Inc.                     9.00       2/15/2017           400
                                                                                           --------
                                                                                              4,606
                                                                                           --------
            RESTAURANTS (0.3%)
     2,000  Landry's Restaurants, Inc.                           9.50      12/15/2014         1,960
                                                                                           --------
            SPECIALIZED CONSUMER SERVICES (0.5%)
     3,100  Service Corp. International                          7.63      10/01/2018         2,821
                                                                                           --------
            Total Consumer Discretionary                                                     91,545
                                                                                           --------
            CONSUMER STAPLES (4.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
     2,000  Southern States Cooperative, Inc.(c)                11.00      11/01/2010         2,045
                                                                                           --------
            DISTILLERS & VINTNERS (0.5%)
     1,000  Constellation Brands, Inc.                           7.25       9/01/2016           970
     2,000  Constellation Brands, Inc.                           7.25       5/15/2017         1,915
                                                                                           --------
                                                                                              2,885
                                                                                           --------
            DRUG RETAIL (0.8%)
     2,000  CVS Caremark Corp.                                   6.30       6/01/2037         1,091
     1,903  CVS Corp.(c)                                         6.04      12/10/2028         1,456
     1,000  Rite Aid Corp.                                       8.63       3/01/2015           285
     1,000  Rite Aid Corp.                                       9.38      12/15/2015           300
     3,000  Rite Aid Corp.                                      10.38       7/15/2016         1,980
                                                                                           --------
                                                                                              5,112
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            FOOD RETAIL (0.5%)
$    3,000  ARAMARK Corp.(e)                                     8.50%      2/01/2015      $  2,917
                                                                                           --------
            HOUSEHOLD PRODUCTS (0.6%)
     4,815  JohnsonDiversey Holdings, Inc.                      10.67       5/15/2013         3,611
                                                                                           --------
            PACKAGED FOODS & MEAT (1.3%)
     1,500  Del Monte Corp.                                      8.63      12/15/2012         1,515
       500  Del Monte Corp.                                      6.75       2/15/2015           473
     3,000  Michael Foods, Inc.                                  8.00      11/15/2013         2,670
     6,000  Pilgrim's Pride Corp.(h)                             8.38       5/01/2017           840
     1,175  Reddy Ice Holdings, Inc.                            10.50      11/01/2012           576
     2,000  Tyson Foods, Inc.                                    7.85       4/01/2016         1,669
                                                                                           --------
                                                                                              7,743
                                                                                           --------
            PERSONAL PRODUCTS (0.2%)
     1,100  Chattem, Inc.                                        7.00       3/01/2014           974
                                                                                           --------
            Total Consumer Staples                                                           25,287
                                                                                           --------
            ENERGY (7.3%)
            -------------
            COAL & CONSUMABLE FUELS (0.3%)
     2,000  Peabody Energy Corp.                                 7.88      11/01/2026         1,720
                                                                                           --------
            OIL & GAS EQUIPMENT & SERVICES (0.4%)
     2,000  Basic Energy Services, Inc.                          7.13       4/15/2016         1,260
     3,700  Seitel, Inc.                                         9.75       2/15/2014         1,323
                                                                                           --------
                                                                                              2,583
                                                                                           --------
            OIL & GAS EXPLORATION & PRODUCTION (3.1%)
     2,000  Berry Petroleum Co.                                  8.25      11/01/2016         1,110
       500  Calfrac Holdings, LP(c)                              7.75       2/15/2015           313
     3,000  Chaparral Energy, Inc.                               8.50      12/01/2015           675
     3,000  Chesapeake Energy Corp.                              7.63       7/15/2013         2,790
     2,500  Chesapeake Energy Corp.                              9.50       2/15/2015         2,469
     1,000  Chesapeake Energy Corp.                              6.50       8/15/2017           835
     1,000  Cimarex Energy Co.                                   7.13       5/01/2017           870
     2,000  Energy Partners Ltd.                                 9.75       4/15/2014           655
     1,500  Helix Energy Solutions Group, Inc.                   9.50       1/15/2016           844
       500  Newfield Exploration Co.                             7.13       5/15/2018           447
     1,000  Petrohawk Energy Corp.(c)                           10.50       8/01/2014           950
     2,710  Pioneer Natural Resource Co.                         6.65       3/15/2017         2,183
     1,000  Plains Exploration & Production Co.                  7.75       6/15/2015           920
     1,000  Plains Exploration & Production Co.                  7.63       6/01/2018           860
       500  Range Resources Corp.                                7.25       5/01/2018           460
     2,000  Southwestern Energy Co.                              7.63       5/01/2027         2,010
                                                                                           --------
                                                                                             18,391
                                                                                           --------

================================================================================

18  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            OIL & GAS REFINING & MARKETING (0.4%)
$    2,133  Amerigas Partners, LP                                7.25%      5/20/2015      $  1,983
     1,000  Tesoro Corp.                                         6.63      11/01/2015           790
                                                                                           --------
                                                                                              2,773
                                                                                           --------
            OIL & GAS STORAGE & TRANSPORTATION (3.1%)
     1,000  El Paso Corp.                                       12.00      12/12/2013         1,080
     1,000  El Paso Corp.                                        7.25       6/01/2018           925
     3,000  Enbridge Energy Partners, LP                         8.05      10/01/2037         1,681
     4,000  Enterprise Products Operations, LP(e)                8.38       8/01/2066         2,523
     2,905  Kinder Morgan Finance Co.                            5.70       1/05/2016         2,520
     2,980  MarkWest Energy Partners LP                          8.50       7/15/2016         2,194
       250  MarkWest Energy Partners LP                          8.75       4/15/2018           180
     2,000  Sabine Pass LNG, LP                                  7.25      11/30/2013         1,495
     1,000  Targa Resources Partners LP(c)                       8.25       7/01/2016           715
     3,000  Targa Resources, Inc.(e)                             8.50      11/01/2013         1,815
     1,000  Tennessee Gas Pipeline Co.(c)                        8.00       2/01/2016           983
     4,000  TEPPCO Partners, LP(e)                               7.00       6/01/2067         2,069
                                                                                           --------
                                                                                             18,180
                                                                                           --------
            Total Energy                                                                     43,647
                                                                                           --------
            FINANCIALS (14.9%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
     3,500  American Capital Strategies Ltd.                     6.85       8/01/2012         1,503
     1,000  Nuveen Investments, Inc.(c)                         10.50      11/15/2015           300
                                                                                           --------
                                                                                              1,803
                                                                                           --------
            CONSUMER FINANCE (4.1%)
     1,975  Daimler Finance N.A. LLC(b)                          6.00       8/03/2012         1,213
     2,000  Ford Motor Credit Co., LLC                           7.00      10/01/2013         1,246
     8,000  Ford Motor Credit Co., LLC                           5.54(a)    4/15/2009         7,630
     2,000  Ford Motor Credit Co., LLC                           7.38       2/01/2011         1,495
     2,000  Ford Motor Credit Co., LLC                          12.00       5/15/2015         1,520
     2,000  General Motors Acceptance Corp.                      5.63       5/15/2009         1,922
     2,000  General Motors Acceptance Corp.                      7.75       1/19/2010         1,725
     2,000  General Motors Acceptance Corp.                      6.88       8/28/2012         1,282
     3,000  General Motors Acceptance Corp.                      6.88       8/28/2012         2,147
     4,000  General Motors Acceptance Corp.                      6.75      12/01/2014         2,301
     3,000  General Motors Acceptance Corp.(c)                   6.75      12/01/2014         1,995
                                                                                           --------
                                                                                             24,476
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            DIVERSIFIED BANKS (0.9%)
$    3,000  Huntington National Bank                             4.38%      1/15/2010      $  2,879
     2,000  USB Capital IX                                       6.19              --(i)        840
     2,000  Wells Fargo Capital XV                               9.75              --(i)      1,882
                                                                                           --------
                                                                                              5,601
                                                                                           --------
            LIFE & HEALTH INSURANCE (1.1%)
     1,000  Americo Life, Inc.(c)                                7.88       5/01/2013           753
     2,000  Great-West Life & Annuity Insurance Co.(c)           7.15       5/16/2046         1,217
     2,000  Lincoln National Corp.                               6.05       4/20/2017           901
     3,000  Lincoln National Corp.                               7.00       5/17/2066         1,388
     2,000  Prudential Financial, Inc.                           8.88       6/15/2038         1,295
     2,000  StanCorp Financial Group, Inc.                       6.90       5/29/2067           972
                                                                                           --------
                                                                                              6,526
                                                                                           --------
            MULTI-LINE INSURANCE (1.3%)
     3,780  AFC Capital Trust I                                  8.21       2/03/2027         2,109
     1,000  Farmers Exchange Capital(c)                          7.05       7/15/2028           584
     1,700  Farmers Insurance Exchange(c)                        8.63       5/01/2024         1,172
     2,000  Genworth Financial, Inc.                             6.15      11/15/2066           338
     2,000  Glen Meadow(c)                                       6.51       2/12/2067           874
     2,000  Oil Casualty Insurance Ltd.(c)                       8.00       9/15/2034         1,343
     3,000  Oil Insurance Ltd.(c)                                7.56              --(i)      1,207
                                                                                           --------
                                                                                              7,627
                                                                                           --------
            MULTI-SECTOR HOLDINGS (1.7%)
     2,000  Leucadia National Corp.                              7.13       3/15/2017         1,480
     9,775  Leucadia National Corp.                              8.65       1/15/2027         8,846
                                                                                           --------
                                                                                             10,326
                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     2,000  AgFirst Farm Credit Bank                             6.59              --(i)      1,177
     1,000  JPMorgan Chase & Co.                                 7.90              --(i)        762
     3,000  Textron Financial Corp.(c)                           6.00       2/15/2067           657
                                                                                           --------
                                                                                              2,596
                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (1.3%)
     2,000  First American Capital Trust I                       8.50       4/15/2012         1,964
     1,500  Kingsway America, Inc.                               7.50       2/01/2014           971
     2,000  Liberty Mutual Group, Inc.(c)                        7.00       3/15/2037           932
     3,500  MBIA Insurance Co.(c)                               14.00       1/15/2033         2,031
     2,000  Zenith National Insurance Capital Trust(c),(e)       8.55       8/01/2028         1,895
                                                                                           --------
                                                                                              7,793
                                                                                           --------
            REGIONAL BANKS (0.9%)
     3,500  CBG Florida REIT Corp.(c),(e)                        7.11              --(i)        631
     4,500  Huntington Capital III                               6.65       5/15/2037         1,921

================================================================================

20  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
$    1,500  National City Preferred Capital Trust I             12.00%             --(i)   $  1,351
     2,000  Webster Capital Trust IV                             7.65       6/15/2037           823
     1,000  Zions Bancorp                                        5.50      11/16/2015           704
                                                                                           --------
                                                                                              5,430
                                                                                           --------
            REITs - OFFICE (1.1%)
     1,000  Brandywine Operating Partnership, LP                 6.00       4/01/2016           547
     2,000  HRPT Properties Trust                                6.25       8/15/2016         1,232
     1,700  HRPT Properties Trust                                6.25       6/15/2017         1,048
     2,000  Reckson Operating Partnership, LP                    7.75       3/15/2009         1,982
     2,055  Reckson Operating Partnership, LP                    6.00       3/31/2016         1,258
       500  Reckson Operating Partnership, LP                    4.00       6/15/2025           457
                                                                                           --------
                                                                                              6,524
                                                                                           --------
            REITs - RETAIL (1.1%)
     4,000  Developers Diversified Realty Corp.                  3.50       8/15/2011         1,810
     2,000  Developers Diversified Realty Corp.                  3.00       3/15/2012           855
     2,500  New Plan Excel Realty Trust, Inc.                    4.50       2/01/2011         1,513
       675  New Plan Excel Realty Trust, Inc.                    5.25       9/15/2015           344
     2,000  Rouse Co.                                            8.00       4/30/2009           730
     3,000  Rouse Co. LP(c)                                      6.75       5/01/2013         1,035
                                                                                           --------
                                                                                              6,287
                                                                                           --------
            REITs - SPECIALIZED (0.3%)
     2,000  Host Hotels & Resorts, LP                            6.75       6/01/2016         1,605
                                                                                           --------
            SPECIALIZED FINANCE (0.3%)
     2,300  Assured Guaranty U.S. Holdings, Inc.                 6.40      12/15/2066           229
     1,000  Financial Security Assurance Holdings Ltd.(c)        6.40      12/15/2066           245
     1,000  Petroplus Finance Ltd.(c)                            7.00       5/01/2017           710
     2,000  Syncora Holdings Ltd.                                6.88              --(i)         20
     3,000  XL Capital Ltd.                                      6.50              --(i)        428
                                                                                           --------
                                                                                              1,632
                                                                                           --------
            THRIFTS & MORTGAGE FINANCE (0.1%)
     1,000  Washington Mutual Bank                               5.55       6/16/2010           250
     2,000  Washington Mutual Preferred Funding Trust IV(c),(h)  9.75              --(i)          1
                                                                                           --------
                                                                                                251
                                                                                           --------
            Total Financials                                                                 88,477
                                                                                           --------
            HEALTH CARE (7.3%)
            ------------------
            HEALTH CARE EQUIPMENT (0.9%)
       500  Accellent, Inc.                                     10.50      12/01/2013           358
       997  Biomet, Inc.(b)                                      5.15       3/25/2015           894
     2,000  Biomet, Inc.                                        10.00      10/15/2017         2,055

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
$      250  Fresenius US Finance II, Inc.(c)                     9.00%      7/15/2015      $    253
     2,500  Universal Hospital Services, Inc.                    8.76(a)    6/01/2015         1,725
                                                                                           --------
                                                                                              5,285
                                                                                           --------
            HEALTH CARE FACILITIES (4.5%)
     3,938  Community Health Systems, Inc.(b),(g)                4.45       7/24/2014         3,342
     1,000  Community Health Systems, Inc.                       8.88       7/15/2015           975
     4,987  HCA, Inc.(b)                                         6.67      11/18/2013         4,148
     2,000  HCA, Inc.                                            5.75       3/15/2014         1,350
     3,000  HCA, Inc.                                            9.25      11/15/2016         2,843
     4,000  HCA, Inc.                                            9.63      11/15/2016         3,320
       997  HealthSouth Corp.(b)                                 5.50       3/10/2013           873
     2,000  HealthSouth Corp.                                   10.75       6/15/2016         1,980
     2,000  IASIS Healthcare, LLC                                8.75       6/15/2014         1,770
     3,000  Select Medical Corp.                                 7.63       2/01/2015         1,950
     1,000  Sun Healthcare Group, Inc.                           9.13       4/15/2015           898
     2,000  Tenet Healthcare Corp.                               6.38      12/01/2011         1,770
     2,000  Tenet Healthcare Corp.                               6.50       6/01/2012         1,750
                                                                                           --------
                                                                                             26,969
                                                                                           --------
            HEALTH CARE SERVICES (1.3%)
     2,000  Alliance Imaging, Inc.                               7.25      12/15/2012         1,860
     2,250  AMR Holdco, Inc.                                    10.00       2/15/2015         2,256
       500  Omnicare, Inc.                                       6.88      12/15/2015           460
     2,000  Psychiatric Solutions, Inc.                          7.75       7/15/2015         1,610
     2,000  US Oncology, Inc.                                   10.75       8/15/2014         1,832
                                                                                           --------
                                                                                              8,018
                                                                                           --------
            HEALTH CARE SUPPLIES (0.2%)
       250  Bausch & Lomb, Inc.(c)                               9.88      11/01/2015           223
     1,000  DJO Finance LLC                                     10.88      11/15/2014           750
                                                                                           --------
                                                                                                973
                                                                                           --------
            PHARMACEUTICALS (0.4%)
     2,562  Warner Chilcott Co., Inc.(b)                         4.24       1/18/2012         2,289
                                                                                           --------
            Total Health Care                                                                43,534
                                                                                           --------
            INDUSTRIALS (5.9%)
            ------------------
            AEROSPACE & DEFENSE (0.4%)
     1,000  BE Aerospace, Inc.                                   8.50       7/01/2018           953
     1,000  Hawker Beechcraft Acquisition Co., LLC               8.50       4/01/2015           300
     1,000  Moog, Inc.(c)                                        7.25       6/15/2018           890
                                                                                           --------
                                                                                              2,143
                                                                                           --------
            AIR FREIGHT & LOGISTICS (0.3%)
     4,000  Park Ohio Industries, Inc.                           8.38      11/15/2014         1,800
                                                                                           --------

================================================================================

22  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            AIRLINES (0.8%)
$    1,258  America West Airlines, Inc. Pass-Through Trust       6.87%      1/02/2017      $    986
       570  America West Airlines, Inc. Pass-Through Trust       7.12       1/02/2017           422
     2,000  American Airlines, Inc. Pass-Through Trust           6.82       5/23/2011         1,500
       185  Continental Airlines, Inc. Pass-Through Trust        8.50       5/01/2011           139
       414  Continental Airlines, Inc. Pass-Through Trust        7.03       6/15/2011           335
     2,000  Continental Airlines, Inc.                           8.75      12/01/2011         1,420
                                                                                           --------
                                                                                              4,802
                                                                                           --------
            BUILDING PRODUCTS (0.7%)
     2,000  Building Materials Corp. of America                  7.75       8/01/2014         1,340
     2,000  Esco Corp.(c)                                        5.87(a)   12/15/2013         1,415
       250  Esco Corp.(c)                                        8.63      12/15/2013           198
     2,500  Nortek, Inc.                                         8.50       9/01/2014           587
       500  Ply Gem Industries, Inc.                            11.75       6/15/2013           281
     1,000  USG Corp.                                            6.30      11/15/2016           620
                                                                                           --------
                                                                                              4,441
                                                                                           --------
            COMMERCIAL PRINTING (0.6%)
     3,000  Deluxe Corp.                                         5.00      12/15/2012         1,882
     2,000  Harland Clarke Holdings Corp.                        6.90(a)    5/15/2015           680
     2,000  Harland Clarke Holdings Corp.                        9.50       5/15/2015           900
                                                                                           --------
                                                                                              3,462
                                                                                           --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     2,000  Manitowoc Co., Inc.(b)                               7.08       4/14/2014         1,541
     1,000  Terex Corp.                                          7.38       1/15/2014           870
                                                                                           --------
                                                                                              2,411
                                                                                           --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
     1,500  Baldor Electric Co.                                  8.63       2/15/2017         1,267
       500  General Cable Corp.                                  7.13       4/01/2017           408
     2,000  RBS Global, Inc.                                     9.50       8/01/2014         1,735
        69  UCAR Finance, Inc.                                  10.25       2/15/2012            63
                                                                                           --------
                                                                                              3,473
                                                                                           --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
     1,000  Allied Waste North America, Inc.                     7.25       3/15/2015           985
     2,000  Allied Waste North America, Inc.                     6.88       6/01/2017         1,916
                                                                                           --------
                                                                                              2,901
                                                                                           --------
            HIGHWAYS & RAILTRACKS (0.2%)
     2,100  American Railcar Industries, Inc.                    7.50       3/01/2014         1,481
                                                                                           --------
            INDUSTRIAL MACHINERY (0.1%)
       500  Mueller Water Products, Inc.                         7.38       6/01/2017           393
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            OFFICE SERVICES & SUPPLIES (0.2%)
$    1,492  West Corp.(b)                                        6.18%     10/24/2013      $  1,076
       500  West Corp.                                           9.50      10/15/2014           340
                                                                                           --------
                                                                                              1,416
                                                                                           --------
            TRADING COMPANIES & DISTRIBUTORS (0.8%)
     2,000  RSC Equipment Rental Corp.                           9.50      12/01/2014         1,285
     4,000  United Rentals North America, Inc.(e)                6.50       2/15/2012         3,300
                                                                                           --------
                                                                                              4,585
                                                                                           --------
            TRUCKING (0.3%)
     2,000  Avis Budget Car Rental, LLC                          7.63       5/15/2014           650
     1,996  Hertz Corp.(b)                                       1.53      12/21/2012         1,293
                                                                                           --------
                                                                                              1,943
                                                                                           --------
            Total Industrials                                                                35,251
                                                                                           --------
            INFORMATION TECHNOLOGY (1.8%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
     4,000  First Data Corp.                                     9.88       9/24/2015         2,250
     1,000  Iron Mountain, Inc.                                  7.75       1/15/2015           999
     1,000  Lender Processing Services, Inc.                     8.13       7/01/2016           967
     7,000  SunGard Data Systems, Inc.                          10.25       8/15/2015         4,760
                                                                                           --------
                                                                                              8,976
                                                                                           --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
     1,750  Itron, Inc.                                          7.75       5/15/2012         1,505
                                                                                           --------
            SEMICONDUCTORS (0.0%)
     1,000  Freescale Semiconductor, Inc.                        8.88      12/15/2014           190
                                                                                           --------
            Total Information Technology                                                     10,671
                                                                                           --------
            MATERIALS (2.8%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
     2,000  Arco Chemical Co.(h)                                 9.80       2/01/2020           520
                                                                                           --------
            CONSTRUCTION MATERIALS (0.1%)
     1,000  Panolam Industries International, Inc.              10.75      10/01/2013           405
                                                                                           --------
            DIVERSIFIED CHEMICALS (0.2%)
     2,500  Huntsman International, LLC                          7.38       1/01/2015         1,288
                                                                                           --------
            METAL & GLASS CONTAINERS (0.5%)
     1,500  Crown Americas, LLC                                  7.75      11/15/2015         1,521
     2,000  Graham Packaging Co., LP                             8.50      10/15/2012         1,540
       500  Pliant Corp.                                        11.13       9/01/2009            32
                                                                                           --------
                                                                                              3,093
                                                                                           --------

================================================================================

24  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            PAPER PACKAGING (0.5%)
$      250  Graphic Packaging Corp.                              8.63%      2/15/2012      $    237
     3,000  Graphic Packaging International, Inc.                9.50       8/15/2013         2,310
     5,000  Jefferson Smurfit Corp.(h)                           8.25      10/01/2012           575
                                                                                           --------
                                                                                              3,122
                                                                                           --------
            PAPER PRODUCTS (0.4%)
       597  Boise Cascade, LLC                                   7.13      10/15/2014           316
     2,000  International Paper Co.                              7.40       6/15/2014         1,684
     1,000  NewPage Corp.                                       10.00       5/01/2012           395
                                                                                           --------
                                                                                              2,395
                                                                                           --------
            SPECIALTY CHEMICALS (0.6%)
     2,000  Momentive Performance Materials, Inc.                9.75      12/01/2014           900
     1,000  Nalco Co.                                            8.88      11/15/2013           945
     2,000  Rockwood Specialties Group, Inc.                     7.50      11/15/2014         1,640
                                                                                           --------
                                                                                              3,485
                                                                                           --------
            STEEL (0.4%)
     1,500  AK Steel Holding Corp.                               7.75       6/15/2012         1,256
     1,250  Metals USA, Inc.                                    11.13      12/01/2015           825
                                                                                           --------
                                                                                              2,081
                                                                                           --------
            Total Materials                                                                  16,389
                                                                                           --------
            MUNICIPAL BONDS (0.6%)
            ----------------------
            BUILDINGS (0.5%)
     4,030  Mobile Services Group, Inc.                          9.75       8/01/2014         3,023
                                                                                           --------
            MISCELLANEOUS (0.1%)
       600  Mac-Gray Corp.                                       7.63       8/15/2015           558
                                                                                           --------
            Total Municipal Bonds                                                             3,581
                                                                                           --------
            TELECOMMUNICATION SERVICES (6.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (3.4%)
     4,000  Citizens Communications Co.(e)                       6.25       1/15/2013         3,780
     1,000  Fairpoint Communications, Inc.(b)                    5.75       3/08/2015           610
     2,000  Hawaiian Telcom Communications, Inc.(b)              6.26       6/01/2014           872
     2,000  Hawaiian Telcom Communications, Inc.(h)             12.50       5/01/2015            30
     5,000  Qwest Capital Funding, Inc.                          7.25       2/15/2011         4,650
     5,000  Qwest Communications International, Inc.             7.50       2/15/2014         4,300
     5,000  Qwest Communications International, Inc.             7.50       2/15/2014         4,300
     2,000  Windstream Corp.                                     8.13       8/01/2013         1,982
                                                                                           --------
                                                                                             20,524
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (3.0%)
$    2,000  Alltel Corp.                                         7.00%      7/01/2012      $  2,045
     1,995  Cricket Communications, Inc.(b)                      7.33       6/16/2013         1,844
     1,000  Crown Castle International Corp.                     9.00       1/15/2015           977
     1,995  MetroPCS Communications, Inc.(b)                     5.16       2/20/2014         1,741
     1,000  MetroPCS Communications, Inc.(c)                     9.25      11/01/2014           940
     3,000  Nextel Communications, Inc.                          5.95       3/15/2014         1,446
     3,000  Sprint Capital Corp.                                 7.63       1/30/2011         2,499
     6,000  Sprint Capital Corp.                                 8.38       3/15/2012         4,912
     2,000  Sprint Capital Corp.                                 6.88      11/15/2028         1,166
                                                                                           --------
                                                                                             17,570
                                                                                           --------
            Total Telecommunication Services                                                 38,094
                                                                                           --------
            UTILITIES (7.8%)
            ----------------
            ELECTRIC UTILITIES (3.6%)
       756  FPL Energy National Wind Portfolio, LLC(c)           6.13       3/25/2019           710
       617  FPL Energy Wind Funding, LLC(c)                      6.88       6/27/2017           598
     2,000  FPL Group Capital, Inc.                              7.30       9/01/2067         1,482
     1,000  Illinois Power Co.(c)                                9.75      11/15/2018         1,116
     4,000  PPL Capital Funding, Inc.                            6.70       3/30/2067         2,203
     2,000  Public Service Co. of New Mexico                     7.95       5/15/2018         1,782
     3,000  Reliant Energy, Inc.                                 7.63       6/15/2014         2,468
     2,000  Reliant Energy, Inc.                                 7.88       6/15/2017         1,630
       697  Sierra Pacific Resources                             8.63       3/15/2014           655
     1,980  Texas Competitive Electric Holding Co., LLC(b)       5.89      10/10/2014         1,382
       985  Texas Competitive Electric Holding Co., LLC(b)       8.62      10/10/2014           687
     7,000  Texas Competitive Electric Holding Co., LLC         10.25      11/01/2015         5,215
     2,000  Texas Competitive Electric Holding Co., LLC(c)      10.50      11/01/2015         1,510
                                                                                           --------
                                                                                             21,438
                                                                                           --------
            GAS UTILITIES (0.5%)
     3,000  El Paso Energy Corp.                                 7.75       1/15/2032         2,265
       500  Southern Star Central Corp.                          6.75       3/01/2016           441
     1,000  Southern Union Co.                                   7.20      11/01/2066           430
                                                                                           --------
                                                                                              3,136
                                                                                           --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.4%)
     3,000  AES Corp.                                            7.75       3/01/2014         2,872
     3,000  AES Corp.(c)                                         8.00       6/01/2020         2,745
     2,000  Dynegy Holdings, Inc.                                8.38       5/01/2016         1,630
     1,500  IPALCO Enterprises, Inc.(c)                          7.25       4/01/2016         1,399
     2,000  Mirant Americas Generation, Inc.                     8.30       5/01/2011         1,978
     1,000  NRG Energy, Inc.                                     7.38       2/01/2016           968
     3,000  NRG Energy, Inc.                                     7.38       1/15/2017         2,857
                                                                                           --------
                                                                                             14,449
                                                                                           --------

================================================================================

26  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            MULTI-UTILITIES (1.3%)
$    1,410  AVA Capital Trust III                                6.50%      4/01/2034      $  1,408
     3,000  PNM Resources, Inc.                                  9.25       5/15/2015         2,715
     4,000  Puget Sound Energy, Inc.                             6.97       6/01/2067         2,070
     1,375  Tenaska Oklahoma, LP(c)                              6.53      12/30/2014         1,334
                                                                                           --------
                                                                                              7,527
                                                                                           --------
            Total Utilities                                                                  46,550
                                                                                           --------
            Total Corporate Obligations (cost: $611,749)                                    443,026
                                                                                           --------

            EURODOLLAR AND YANKEE OBLIGATIONS (8.8%)

            CONSUMER DISCRETIONARY (1.0%)
            -----------------------------
            BROADCASTING (0.7%)
     5,000  NTL Cable plc                                        8.75       4/15/2014         4,325
                                                                                           --------
            PUBLISHING (0.3%)
     2,000  Nielsen Finance LLC and Nielsen Finance Co.(c)      11.63       2/01/2014         1,865
                                                                                           --------
            Total Consumer Discretionary                                                      6,190
                                                                                           --------
            ENERGY (0.3%)
            -------------
            OIL & GAS DRILLING (0.1%)
       517  Delek & Avner-Yam Tethys Ltd.(c)                     5.33       8/01/2013           469
                                                                                           --------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     3,000  Compton Petroleum Finance Corp.                      7.63      12/01/2013         1,170
                                                                                           --------
            Total Energy                                                                      1,639
                                                                                           --------
            FINANCIALS (3.1%)
            -----------------
            DIVERSIFIED BANKS (0.4%)
     1,415  MUFG Capital Finance 1 Ltd.                          6.35              --(i)      1,000
     2,000  Standard Chartered plc(c)                            6.41              --(i)        691
     1,000  Sumitomo Mitsui Financial Group(c)                   6.08              --(i)        673
                                                                                           --------
                                                                                              2,364
                                                                                           --------
            LIFE & HEALTH INSURANCE (0.3%)
     4,000  AXA S.A.(c)                                          6.46              --(i)      1,757
                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     2,000  ZFS Finance USA Trust II(c)                          6.45      12/15/2065           874
                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (0.2%)
     1,000  Allied World Assurance Holdings Ltd.                 7.50       8/01/2016           732
     3,000  Catlin Insurance Co. Ltd.(c)                         7.25              --(i)        715
                                                                                           --------
                                                                                              1,447
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            REGIONAL BANKS (0.0%)
$    2,000  Glitnir Banki hf(c),(h)                              4.75%     10/15/2010      $     80
     1,000  Kaupthing Bank hf(c),(h)                             5.75      10/04/2011            75
                                                                                           --------
                                                                                                155
                                                                                           --------
            REINSURANCE (2.0%)
     4,000  Max USA Holdings Ltd.(c),(e)                         7.20       4/14/2017         2,733
     1,650  Montpelier Re Holdings Ltd.                          6.13       8/15/2013         1,251
     2,000  Platinum Underwriters Finance, Inc.                  7.50       6/01/2017         1,390
     9,848  PXRE Capital Trust I                                 8.85       2/01/2027         6,463
                                                                                             11,837
                                                                                           --------
            Total Financials                                                                 18,434
                                                                                           --------
            INDUSTRIALS (2.0%)
            ------------------
            COMMERCIAL PRINTING (0.0%)
     1,000  Quebecor World Capital Corp.(h)                      4.88      11/15/2008            59
     3,000  Quebecor World Capital Corp.(h)                      6.13      11/15/2013           105
                                                                                           --------
                                                                                                164
                                                                                           --------
            MARINE (0.5%)
     3,550  Navios Maritime Holdings, Inc.                       9.50      12/15/2014         2,100
     1,000  Stena AB                                             7.00      12/01/2016           940
                                                                                           --------
                                                                                              3,040
                                                                                           --------
            RAILROADS (1.5%)
     8,000  Kansas City Southern de Mexico, S.A. de C.V.(e)      9.38       5/01/2012         7,660
     1,500  Kansas City Southern de Mexico, S.A. de C.V.         7.38       6/01/2014         1,125
                                                                                           --------
                                                                                              8,785
                                                                                           --------
            Total Industrials                                                                11,989
                                                                                           --------
            INFORMATION TECHNOLOGY (1.3%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (1.2%)
     5,000  Intelsat Bermuda Ltd.                               11.25       6/15/2016         4,825
     3,000  Intelsat Jackson Holdings, Ltd.(b)                   4.44       2/01/2014         2,265
                                                                                           --------
                                                                                              7,090
                                                                                           --------
            SEMICONDUCTORS (0.1%)
     1,750  New Asat Finance Ltd.(f)                             9.25       2/01/2011            61
     1,000  NXP B.V./NXP Funding, LLC                            7.88      10/15/2014           285
                                                                                           --------
                                                                                                346
                                                                                           --------
            Total Information Technology                                                      7,436
                                                                                           --------
            MATERIALS (1.1%)
            ----------------
            ALUMINUM (0.1%)
     1,000  Novelis, Inc.                                        7.25       2/15/2015           585
                                                                                           --------

================================================================================

28  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE      MATURITY           (000)
---------------------------------------------------------------------------------------------------
            DIVERSIFIED CHEMICALS (0.1%)
$    5,000  INEOS Group Holdings plc(c)                          8.50%      2/15/2016      $    312
                                                                                           --------
            DIVERSIFIED METALS & MINING (0.1%)
     1,000  Glencore Funding, LLC(c)                             6.00       4/15/2014           487
                                                                                           --------
            FOREST PRODUCTS (0.1%)
       651  Ainsworth Lumber Co. Ltd.(c)                        11.00       7/29/2015           342
                                                                                           --------
            PAPER PACKAGING (0.2%)
     3,000  JSG Funding plc                                      7.75       4/01/2015         1,740
                                                                                           --------
            PAPER PRODUCTS (0.5%)
     3,000  Abitibi-Consolidated Co. of Canada                   6.00       6/20/2013           420
     2,098  Cascades, Inc.                                       7.25       2/15/2013         1,212
     2,000  Domtar Corp.                                         5.38      12/01/2013         1,450
                                                                                           --------
                                                                                              3,082
                                                                                           --------
            SPECIALTY CHEMICALS (0.0%)
     3,000  LyondellBasell Industries(c),(h)                     8.38       8/15/2015           240
                                                                                           --------
            Total Materials                                                                   6,788
                                                                                           --------
            Total Eurodollar and Yankee Obligations (cost: $92,696)                          52,476
                                                                                           --------

            ASSET-BACKED SECURITIES (8.1%)

            FINANCIALS (7.3%)
            -----------------
            ASSET-BACKED FINANCING (7.3%)
     3,000  AESOP Funding II, LLC(c)                             0.58(a)    3/20/2012         2,221
       291  Airport Airplanes                                    1.57(a)    3/15/2019           218
     5,000  AmeriCredit Automobile Receivables Trust             6.96(a)   10/14/2014         4,121
     3,000  ARG Funding Corp.(c)                                 4.84       5/20/2011         2,247
     2,000  Banc of America Securities Auto Trust                5.51       2/19/2013         1,657
     3,000  Bank of America Credit Card Trust                    0.62(a)    6/15/2014         1,412
     3,000  Bank One Issuance Trust                              4.77       2/16/2016         1,609
     5,000  Capital One Auto Finance Trust(e)                    0.36(a)    5/15/2013         3,540
     1,637  Capital One Multi-Asset Execution Trust              6.00       8/15/2013           990
     2,020  Capital One Multi-Asset Execution Trust              0.63(a)    6/16/2014         1,099
     4,000  Citibank Credit Card Issuance Trust                  6.30       6/20/2014         2,382
     5,000  CPS Auto Receivables Trust (INS)                     6.48       7/15/2013         4,431
       903  Credit Acceptance Auto Dealer Loan Trust             6.16       4/15/2013           851
     3,778  GE Capital Credit Card Master Note Trust             0.57(a)    9/15/2012         3,258
     1,000  GE Capital Credit Card Master Note Trust             0.34(a)    6/15/2013           938
     3,000  Hertz Vehicle Financing, LLC(c)                      5.01       2/25/2011         2,720
     1,000  Hertz Vehicle Financing, LLC(c)                      5.08      11/25/2011           766
     1,000  Hertz Vehicle Financing, LLC(c)                      5.08      11/25/2011           848
     5,000  Rental Car Finance Corp.(c)                          0.53(a)    7/25/2013         4,042

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    2,756  USXL Funding, LLC (INS)(c)                           5.38%      4/15/2014      $  2,451
     3,040  WFS Financial Owner Trust                            4.76       5/17/2013         1,999
                                                                                           --------
            Total Financials                                                                 43,800
                                                                                           --------
            INDUSTRIALS (0.8%)
            ------------------
            AIRLINES (0.8%)
     4,652  United Airlines, Inc. Pass-Through Trust(e)          8.03       7/01/2011         4,745
                                                                                           --------
            Total Asset-Backed Securities (cost: $55,502)                                    48,545
                                                                                           --------

            COMMERCIAL MORTGAGE SECURITIES (0.3%)
            FINANCIALS (0.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
     1,938  Banc of America Commercial Mortgage, Inc.(c)         5.94(a)    9/10/2047         1,763
                                                                                           --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     1,895  Credit Suisse First Boston Corp.,
              acquired 6/13/2003; cost $92(j)                    0.98(a)    5/17/2040            87
                                                                                           --------
            Total Financials                                                                  1,850
                                                                                           --------
            Total Commercial Mortgage Securities (cost: $1,954)                               1,850
                                                                                           --------

            MUNICIPAL BONDS (0.9%)
            CASINOS & GAMING (0.7%)
     4,035  Seneca Nation of Indians Capital Improvements Auth.  6.75      12/01/2013         3,791
                                                                                           --------
            SPECIAL ASSESSMENT/TAX/FEE (0.2%)
     1,870  Erie County Tobacco Asset Securitization Corp.       6.00       6/01/2028         1,359
                                                                                           --------
            Total Municipal Bonds (cost: $5,843)                                              5,150
                                                                                           --------

---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (3.4%)

            COMMON STOCKS (1.0%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.0%)
    45,817  Federal-Mogul Corp. "A"*                                                            264
                                                                                           --------

================================================================================

30  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            BROADCASTING (0.1%)
    45,000  Charter Communications, Inc. "A"*                                              $      4
    30,000  Sinclair Broadcast Group, Inc. "A"                                                   55
    20,000  Time Warner Cable, Inc. "A"*                                                        373
                                                                                           --------
                                                                                                432
                                                                                           --------
            CABLE & SATELLITE (0.1%)
    50,000  Comcast Corp. "A"                                                                   733
                                                                                           --------
            Total Consumer Discretionary                                                      1,429
                                                                                           --------
            CONSUMER STAPLES (0.0%)
            -----------------------
            PACKAGED FOODS & MEAT (0.0%)
    20,000  Reddy Ice Holdings, Inc.                                                             32
                                                                                           --------
            ENERGY (0.1%)
            -------------
            OIL & GAS REFINING & MARKETING (0.1%)
    15,000  Valero Energy Corp.                                                                 362
                                                                                           --------
            FINANCIALS (0.1%)
            -----------------
            MULTI-LINE INSURANCE (0.0%)
    15,000  American International Group, Inc.                                                   19
                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
    30,000  Bank of America Corp.                                                               198
                                                                                           --------
            REGIONAL BANKS (0.0%)
     5,000  City National Corp.                                                                 173
                                                                                           --------
            REITs - OFFICE (0.0%)
    10,000  Maguire Properties, Inc.                                                             21
                                                                                           --------
            REITs - SPECIALIZED (0.1%)
    10,000  Entertainment Properties Trust                                                      226
    10,000  Strategic Hotel Capital, Inc.                                                        14
    10,951  Sunstone Hotel Investors, Inc.                                                       47
                                                                                           --------
                                                                                                287
                                                                                           --------
            Total Financials                                                                    698
                                                                                           --------
            HEALTH CARE (0.2%)
            ------------------
            HEALTH CARE FACILITIES (0.1%)
    20,000  Community Health Systems, Inc.*                                                     373
                                                                                           --------
            PHARMACEUTICALS (0.1%)
    10,000  Merck & Co., Inc.                                                                   286
    30,000  Pfizer, Inc.                                                                        437
                                                                                           --------
                                                                                                723
                                                                                           --------
            Total Health Care                                                                 1,096
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            INDUSTRIALS (0.0%)
            ------------------
            BUILDING PRODUCTS (0.0%)
    20,000  Masco Corp.                                                                    $    156
                                                                                           --------
            MATERIALS (0.1%)
            ----------------
            FOREST PRODUCTS (0.0%)
   195,497  Ainsworth Lumber Co. Ltd.*                                                          144
                                                                                           --------
            STEEL (0.1%)
    20,000  Worthington Industries, Inc.                                                        201
                                                                                           --------
            Total Materials                                                                     345
                                                                                           --------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    70,000  Frontier Communications Corp.                                                       568
    30,000  Iowa Telecommunication Services, Inc.                                               385
    60,000  Windstream Corp.                                                                    521
                                                                                           --------
            Total Telecommunication Services                                                  1,474
                                                                                           --------
            UTILITIES (0.1%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
    10,000  Progress Energy, Inc.                                                               387
                                                                                           --------
            Total Common Stocks (cost: $15,636)                                               5,979
                                                                                           --------

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
$(000)/SHARES  SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (2.4%)

               CONSUMER STAPLES (0.5%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
    50,000     Dairy Farmers of America, Inc., 7.88%, cumulative
                 redeemable, perpetual(c)                                                     2,767
                                                                                           --------
               FINANCIALS (1.5%)
               -----------------
               LIFE & HEALTH INSURANCE (0.2%)
   120,000     Delphi Financial Group, Inc., 7.38%, 5/01/2067                                 1,470
                                                                                           --------
               PROPERTY & CASUALTY INSURANCE (0.4%)
    20,000     Axis Capital Holdings Ltd., 7.50%, perpetual                                   1,231
$    3,000     White Mountains Re Group, 7.51%, perpetual(c)                                    938
                                                                                           --------
                                                                                              2,169
                                                                                           --------

================================================================================

32  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
$(000)/SHARES  SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               REINSURANCE (0.5%)
     3,000     Ram Holdings Ltd., 7.50%, non-cumulative, perpetual*(k)                     $  2,058
$    2,000     Swiss Re Capital I LP, 6.85%, perpetual(c)                                       695
                                                                                           --------
                                                                                              2,753
                                                                                           --------
               REITs - OFFICE (0.1%)
    20,000     Maguire Properties, Inc., Series A, 7.63% cumulative redeemable, perpetual        42
    20,000     Parkway Properties, Inc., Series D, 8.00%, cumulative
                 redeemable, perpetual                                                          332
                                                                                           --------
                                                                                                374
                                                                                           --------
               REITs - RETAIL (0.1%)
    20,000     Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual*                  364
                                                                                           --------
               REITs - SPECIALIZED (0.1%)
    70,000     Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                           383
    40,000     Strategic Hotels & Resorts, Inc., Series C, 8.25%, cumulative
                 redeemable, perpetual                                                          229
    20,000     Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                       236
                                                                                           --------
                                                                                                848
                                                                                           --------
               THRIFTS & MORTGAGE FINANCE (0.1%)
    40,000     Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual*                 653
                                                                                           --------
               Total Financials                                                               8,631
                                                                                           --------
               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     2,000     Centaur Funding Corp., 9.08%(c)                                                1,264
    30,000     Crown Castle International Corp., 6.25%, cumulative
                 redeemable, perpetual(l)                                                     1,275
                                                                                           --------
               Total Telecommunication Services                                               2,539
                                                                                           --------
               U.S. GOVERNMENT (0.0%)
               ----------------------
    15,000     Fannie Mae, 8.25%, perpetual*                                                     18
                                                                                           --------
               Total Preferred Securities (cost: $27,418)                                    13,955
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            WARRANTS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            BROADCASTING (0.0%)
       250  Ono Finance plc , acquired 7/16/2001; cost $0*(c),(j),(k)                      $      -
                                                                                           --------
            INFORMATION TECHNOLOGY (0.0%)
            -----------------------------
            SEMICONDUCTORS (0.0%)
         1  New Asat Finance Ltd., acquired 12/03/2007; cost $0*(c),(j),(k)                       -
                                                                                           --------
            Total Warrants (cost: $0)                                                             -
                                                                                           --------
            Total Equity Securities (cost: $43,054)                                          19,934
                                                                                           --------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON
(000)                                                            RATE       MATURITY
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.2%)
            VARIABLE-RATE DEMAND NOTES (1.7%)

            MATERIALS (1.7%)
            ----------------
            DIVERSIFIED CHEMICALS (1.7%)
   $10,000  West Baton Rouge Parish Industrial District          8.00%     11/01/2025        10,000
                                                                                           --------

---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.5%)
 3,233,953  State Street Institutional Liquid Reserve Fund, 1.12%(m)                          3,234
                                                                                           --------
            Total Money Market Instruments (cost: $13,234)                                   13,234
                                                                                           --------

            TOTAL INVESTMENTS (COST: $824,032)                                             $584,215
                                                                                           ========

================================================================================

34  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 9.7% of net assets at January 31, 2009. A category percentage of 0.0% represents less than 0.1% of net assets.

o CATEGORIES AND DEFINITIONS

  ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

  EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

  INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  WARRANTS -- enable the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  REIT Real estate investment trust

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS) Principal and interest payments are insured by Financial Guaranty Insurance Co. or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of

================================================================================

36  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

        loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o SPECIFIC NOTES

  (a) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2009.

  (b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2009. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (d) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

  (e) At January 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

  (f) Security is currently trading without interest.

  (g) At January 31, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $374,000.

  (h) Currently the issuer is in default with respect to interest and/or principal payments.

  (i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

  (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2009, was $87,000, which represented less than 0.1% of the Fund's net assets.

  (k) Security was fair valued at January 31, 2009, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

  (l) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

  (m) Rate represents the money market fund annualized seven-day yield at January 31, 2009.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

38  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $824,032)                   $ 584,215
  Cash                                                                                   13
  Receivables:
     Capital shares sold:
         Affiliated transactions (Note 8)                                               111
         Nonaffiliated transactions                                                   1,096
     USAA Investment Management Company (Note 7C)                                       166
     Dividends and interest                                                          14,481
     Securities sold                                                                    667
     Other                                                                                7
                                                                                  ---------
         Total assets                                                               600,756
                                                                                  ---------
LIABILITIES
  Payables:
      Securities purchased                                                            4,511
      Capital shares redeemed                                                           378
  Accrued management fees                                                               249
  Accrued transfer agent's fees                                                          58
  Other accrued expenses and payables                                                   229
                                                                                  ---------
         Total liabilities                                                            5,425
                                                                                  ---------
              Net assets applicable to capital shares outstanding                 $ 595,331
                                                                                  =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                 $ 868,508
  Accumulated undistributed net investment income                                       679
  Accumulated net realized loss on investments                                      (34,039)
  Net unrealized depreciation of investments                                       (239,817)
                                                                                  ---------
             Net assets applicable to capital shares outstanding                  $ 595,331
                                                                                  =========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $580,463/101,798 shares outstanding)             $    5.70
                                                                                  =========
        Institutional Shares (net assets of $14,868/2,608 shares outstanding)     $    5.70
                                                                                  =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $   1,183
   Interest                                                                30,495
   Securities lending (net)                                                     3
                                                                        ---------
           Total income                                                    31,681
                                                                        ---------
EXPENSES
   Management fees                                                          1,565
   Administration and servicing fees:
       Fund Shares                                                            454
       Institutional Shares                                                     2
   Transfer agent's fees:
       Fund Shares                                                            902
       Institutional Shares                                                     2
   Custody and accounting fees:
       Fund Shares                                                             70
       Institutional Shares                                                     1
   Postage:
       Fund Shares                                                             40
   Shareholder reporting fees:
       Fund Shares                                                             26
   Trustees' fees                                                               6
   Registration fees:
       Fund Shares                                                             18
   Professional fees                                                           37
   Other                                                                       10
                                                                        ---------
           Total expenses                                                   3,133
   Expenses paid indirectly:
       Fund Shares                                                             (2)
   Expenses reimbursed:
       Fund Shares                                                           (166)
                                                                        ---------
           Net expenses                                                     2,965
                                                                        ---------
NET INVESTMENT INCOME                                                      28,716
                                                                        ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on:
       Unaffiliated transactions                                          (28,208)
       Affiliated transactions (Note 9)                                    (1,323)
   Change in net unrealized appreciation/depreciation                    (152,723)
                                                                        ---------
           Net realized and unrealized loss                              (182,254)
                                                                        ---------
   Decrease in net assets resulting from operations                     $(153,538)
                                                                        =========

See accompanying notes to financial statements.

================================================================================

40  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended
July 31, 2008
--------------------------------------------------------------------------------

                                                                       1/31/2009      7/31/2008
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $ 28,716       $ 51,653
   Net realized loss on investments                                      (29,531)        (3,188)
   Net realized gain on foreign currency transactions                          -              7
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       (152,723)       (77,654)
      Foreign currency translations                                            -             (2)
                                                                       ------------------------
      Decrease in net assets resulting from operations                  (153,538)       (29,184)
                                                                       ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                        (28,196)       (51,446)
      Institutional Shares*                                                 (459)             -
                                                                       ------------------------
           Total distributions of net investment income                  (28,655)       (51,446)
                                                                       ------------------------
   Net realized gains:
      Fund Shares                                                              -           (607)
                                                                       ------------------------
      Distributions to shareholders                                      (28,655)       (52,053)
                                                                       ------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                            55,122        143,920
   Institutional Shares                                                   16,977              -
                                                                       ------------------------
      Total net increase in net assets from capital
           share transactions                                             72,099        143,920
                                                                       ------------------------
   Net increase (decrease) in net assets                                (110,094)        62,683
NET ASSETS
   Beginning of period                                                   705,425        642,742
                                                                       ------------------------
   End of period                                                       $ 595,331       $705,425
                                                                       ========================
Accumulated undistributed net investment income:
   End of period                                                       $     679       $    618
                                                                       ========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

NOTES TO FINANCIAL
STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund has two classes of shares: High-Yield Opportunities Fund Shares (Fund Shares) and, effective August 1, 2008, High-Yield Opportunities Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

42  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

        faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

44  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

    VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
    ----------------------------------------------------------------------------
    Level 1 -- Quoted Prices                                  $  9,212,000
    Level 2 -- Other Significant Observable Inputs             575,003,000
    Level 3 -- Significant Unobservable Inputs                           -
    ----------------------------------------------------------------------------
    Total                                                     $584,215,000
    ----------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2009, the Fund did not invest in any repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed

================================================================================

46  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2009, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $519,000, of which none were when-issued securities.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, these custodian and other bank credits reduced the Fund Shares' expenses by $2,000.

I. HIGH-YIELD SECURITIES -- Although the Fund has a diversified portfolio, over 75% of its net assets were invested in non-investment-grade (high-yield) securities at January 31, 2009. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are of equivalent quality if not publicly rated). Participation in high-yielding securities transactions

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

48  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 1.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $191,624,000 and $117,275,000, respectively.

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $5,489,000 and $245,306,000, respectively, resulting in net unrealized depreciation of $239,817,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty

================================================================================

50  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

default in securities-lending transactions. For the six-month period ended January 31, 2009, the Fund received securities-lending income of $3,000, which is net of the 20% income retained by Wachovia. As of January 31, 2009, the Fund had no securities out on loan.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                                        SIX-MONTH PERIOD ENDED       YEAR ENDED
                                                              1/31/2009              7/31/2008
--------------------------------------------------------------------------------------------------
                                                         SHARES       AMOUNT     SHARES    AMOUNT
                                                        ------------------------------------------
FUND SHARES:
Shares sold                                              20,880     $126,722     37,594  $ 311,386
Shares issued from reinvested dividends                   4,214       25,842      5,744     47,154
Shares redeemed                                         (15,108)     (97,442)   (25,900)  (214,620)
                                                        ------------------------------------------
Net increase from capital share transactions              9,986     $ 55,122     17,438  $ 143,920
                                                        ==========================================
INSTITUTIONAL SHARES (COMMENCED ON AUGUST 1, 2008):
Shares sold                                               2,648     $ 17,253          -          -

Shares issued from reinvested dividends                      79          459          -          -
Shares redeemed                                            (119)        (735)         -          -
                                                        ------------------------------------------
Net increase from capital share transactions              2,608     $ 16,977          -          -
                                                        ==========================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each class on a monthly basis by comparing each share class's performance to that of the Lipper High Current Yield Bond Funds Index over the performance period. The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                   +/- 0.04%
    +/- 0.51% to 1.00%                   +/- 0.05%
    +/- 1.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

52  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $1,565,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $30,000 and less than $(500), respectively. For the Fund Shares and Institutional Shares, the performance adjustment was 0.01% and less than (0.01)%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $454,000 and $2,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $4,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. EXPENSE LIMITATION -- Through November 30, 2008, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and reimbursed the Fund Shares for all expenses in excess of that amount. The Manager has terminated this agreement effective December 1, 2008. The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.65% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    For the six-month period ended January 31, 2009, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $166,000 and zero, respectively, of which $166,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $902,000 and $2,000, respectively.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2009, the Fund recorded a receivable for capital shares sold of $111,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement 2020 Fund                                        0.8%
USAA Target Retirement 2030 Fund                                        1.0
USAA Target Retirement 2040 Fund                                        0.8

================================================================================

54  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                     COST TO       NET REALIZED
      SELLER                 PURCHASER              PURCHASER     LOSS TO SELLER
--------------------------------------------------------------------------------
USAA High-Yield       USAA Intermediate-Term
 Opportunities Fund    Bond Fund                   $7,156,000     $(1,261,000)
USAA High-Yield       USAA Short-Term
 Opportunities Fund    Bond Fund                    5,969,000         (62,000)
USAA Intermediate-    USAA High-Yield
 Term Bond Fund        Opportunities Fund             755,000        (247,000)
USAA Cornerstone      USAA High-Yield
 Strategy Fund         Opportunities Fund           1,510,000        (494,000)
USAA Balanced         USAA High-Yield
 Strategy Fund         Opportunities Fund             755,000        (247,000)

(10) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

56  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                        YEAR ENDED JULY 31,
                               --------------------------------------------------------------------------------
                                   2009           2008          2007           2006          2005          2004
                               --------------------------------------------------------------------------------

Net asset value at
   beginning of period         $   7.68       $   8.64      $   8.58       $   8.79      $   8.54      $   8.18
                               --------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income            .30            .63           .61            .60           .61           .64
   Net realized and
   unrealized gain (loss)         (1.98)          (.96)(b)       .06           (.21)          .25           .36
                               --------------------------------------------------------------------------------
Total from investment
   operations                     (1.68)          (.33)          .67            .39           .86          1.00
                               --------------------------------------------------------------------------------
Less distributions from:
   Net investment income           (.30)          (.62)         (.61)          (.60)         (.61)         (.64)
   Realized capital gains             -           (.01)            -              -             -             -
                               --------------------------------------------------------------------------------
Total distributions                (.30)          (.63)         (.61)          (.60)         (.61)         (.64)
                               --------------------------------------------------------------------------------
Net asset value at
   end of period               $   5.70       $   7.68      $   8.64       $   8.58      $   8.79      $   8.54
                               ================================================================================
Total return (%)*                (22.04)         (4.03)(b)      7.87(a)        4.59         10.36         12.44
Net assets at
   end of period (000)         $580,463       $705,425      $642,742       $453,259      $306,749      $184,495
Ratios to average
   net assets:**
   Expenses (%)(c),(e)              .97(d)         .90           .94(a)         .95           .95           .99
   Expenses, excluding
      reimbursements (%)(c)        1.02(d)         .94           .94(a)         .95           .95           .99
 Net investment income (%)         9.32(d)        7.61          6.95           7.04          7.03          7.51
Portfolio turnover (%)               20             26            38             35            30            55

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were
    $602,564,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund
    Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) For the year ended July 31, 2008, the Manager reimbursed the Fund Shares $15,000 for a loss incurred in a settlement delay of a security sold. The reimbursement had no effect on the Fund Shares' per share net realized loss or total return.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Effective April 13, 2007, through November 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average net assets. Prior to April 13, 2007, the voluntary expense limit was 1.00%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) --
INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                      SIX-MONTH
                                                                    PERIOD ENDED
                                                                     JANUARY 31,
                                                                       2009***
                                                                    ------------
Net asset value at beginning of period                                $  7.68
                                                                      -------
Income (loss) from investment operations:
 Net investment income(a)                                                 .31
 Net realized and unrealized loss(a)                                    (1.98)
                                                                      -------
Total from investment operations(a)                                     (1.67)
                                                                      -------
Less distributions from:
 Net investment income                                                   (.31)
                                                                      -------
Net asset value at end of period                                      $  5.70
                                                                      =======
Total return (%)*                                                      (21.90)
Net assets at end of period (000)                                     $14,868
Ratios to average net assets:**
 Expenses (%)(b)                                                          .63
 Net investment income (%)(b)                                           10.35
Portfolio turnover (%)                                                     20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were
    $8,083,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the six-month period ended January
    31, 2009, average shares were 1,350,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

58  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING              ENDING               DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2008 -
                                        AUGUST 1, 2008       JANUARY 31, 2009        JANUARY 31, 2009
                                        -------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00             $  779.60**                $4.35**

Hypothetical
 (5% return before expenses)               1,000.00              1,020.32**                 4.94**

INSTITUTIONAL SHARES*
Actual                                     1,000.00                781.00                   2.78

Hypothetical
 (5% return before expenses)               1,000.00              1,021.67                   3.16

  * Expenses are equal to the annualized expense ratio of 0.97% for Fund Shares and 0.63% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares (to reflect the one-half-year period) and 181 days/365 days for Institutional Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of (22.04)% for Fund Shares and (21.90)% for Institutional Shares for the six-month period of August 1, 2008, through January 31, 2009.
 ** The Fund Shares' annualized expense ratio of 0.97% above reflects the termination of the Manager's voluntary expense limitation of 0.90% effective December 1, 2008. Had this termination been in effect

================================================================================

60  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    for the entire six-month period of August 1, 2008, through January 31, 2009, the Fund Shares' expense ratio would have been 1.02% net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                      EXPENSES PAID
                                          BEGINNING              ENDING               DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2008 -
                                        AUGUST 1, 2008       JANUARY 31, 2009        JANUARY 31, 2009
                                        -------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00             $  779.10                  $4.57

Hypothetical
 (5% return before expenses)               1,000.00              1,020.06                   5.19

================================================================================

                                                           EXPENSE EXAMPLE |  61

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    40051-0309                               (C)2009, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.